GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Dec. 31, 2020
GENERAL AND ADMINISTRATIVE
Schedule of General and administrative expenses

	Year Ended
	December 31,	December 31,
	2020	2019
Public company filing and listing costs	$262,060	$59,438
Compensation and benefits	15,824,014	8,063,400
Rent and utilities	989,468	549,898
Taxes and licenses	3,791,573	1,681,599
Professional and consulting fees	3,483,750	2,759,669
Retail and office expenses	1,570,304	601,775
Computer, software, and internet expenses	710,586	390,910
Bank charges and fees	566,697	228,384
Insurance	2,135,959	1,199,130
Security	1,461,252	729,922
Management fee	4,125,611	1,368,855
Travel, meals, and entertainment	385,655	455,204
Other	1,036,026	948,268
Total	$36,342,955	$19,036,452